Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management And Fair Value Measurements
Summary of Fair Value of Long Lived Assets Held and Used

Consequently the carrying value of these vessels was written down as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Impairment Loss charged against Vessels, net	Impairment Loss charged against Deferred charges, net	Vessel Impairment Charge
Northsea Alpha	$8,000	$1,770	$292	$2,062
Northsea Beta	8,000	1,622	314	1,936
TOTAL	$16,000	$3,392	$606	$3,998